Performance Management - Bridges Investment Fund	Apr. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]	Effective at the close of business on December 31, 2022, the Bridges Investment Fund, Inc., a stand alone entity incorporated in the State of Nebraska (the “Predecessor Fund”), reorganized into the Fund, a series of Professionally Managed Portfolios (the “Reorganization”). Performance information shown prior to the close of business on December 31, 2022 is that of the Predecessor Fund. Additionally, the Fund has adopted the Financial Statements of the Predecessor Fund. The Predecessor Fund had the same portfolio management team, investment objectives and strategies as the Fund. The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s and Predecessor Fund’s performance from year to year and how the Fund’s and Predecessor Fund’s average annual returns over time compare with those of a broad measure of market performance, as well as indices that reflect the market sectors in which the Fund invests. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Past Does Not Indicate Future [Text]	. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s and Predecessor Fund’s performance from year to year and how the Fund’s and Predecessor Fund’s average annual returns over time compare with those of a broad measure of market performance, as well as indices that reflect the market sectors in which the Fund invests.
Bar Chart [Heading]	Total Return for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]
The Fund’s highest and lowest returns for a calendar quarter during the 10-year period shown on the bar chart are a return of 26.30% for the quarter ended June 30, 2020, and -19.75% for the quarter ended June 30, 2022.

Highest Quarterly Return, Label [Optional Text]	highest
Highest Quarterly Return	26.30%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest
Lowest Quarterly Return	(19.75%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns for the Fund(for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return after Taxes on Distribution and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return after Taxes on Distribution and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Furthermore, after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).